Summary of Significant Accounting Policies	6 Months Ended
Sep. 30, 2020
Text block [abstract]
Summary of Significant Accounting Policies
2	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The interim consolidated financial statements, including selected explanatory notes, of the Group have been prepared in accordance with IAS 34 “Interim Financial Reporting” as issued by the International Accounting Standards Board (“IASB”). The interim consolidated financial statements should be read in conjunction with the Group’s consolidated financial statements for the fiscal year ended March 31, 2020, which have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the IASB.
Significant Accounting Policies
From April 1, 2020, the Group adopted a fair value option for certain financial liabilities which were issued by the Group’s securities subsidiary. As part of risk management, the Group enters into derivative transactions to offset the profit or loss of financial liabilities containing embedded derivatives, designated at fair value through profit or loss (“FVPL”) under the fair value option. The Group can make an irrevocable election for each individual financial liability at initial recognition to designate it as measured at fair value through profit or loss, if it meets one of the following criteria:

•
The designation eliminates or significantly reduces a measurement or recognition inconsistency (referred to as “an accounting mismatch”) that would otherwise arise from measuring assets or liabilities or recognizing the gains and losses on them on different bases;

•
A group of financial liabilities or financial assets and financial liabilities is managed, and its performance is evaluated on a fair value basis, in accordance with a documented risk management or investment strategy, and information about the group is provided internally on that basis to the board of directors; or

•	The financial liability contains one or more embedded derivatives which significantly modify the cash flows and it is not clear with no analysis that separation is prohibited.
The financial liabilities designated at FVPL are included in “Financial liabilities designated at fair value through profit or loss” in the consolidated statements of financial position. The changes in their fair values that are attributable to changes in own credit risk of the liabilities are recognized in “Other comprehensive income” and subsequently not transferred to profit or loss. The amount of changes in their fair values except for the effects of changes in their own credit risk, gains or losses on derecognition and interest expense are included in “Net income from financial assets and liabilities at fair value through profit or loss” in the consolidated income statements.
Additionally, the Group has changed the presentation from “Net income from financial assets at fair value through profit or loss” to “Net income from financial assets and liabilities at fair value through profit or loss” in the consolidated income statements in order to reflect gains or losses arising from the financial liabilities designated at FVPL on the consolidated income statements.
Other than the above, the significant accounting policies adopted in the preparation of the interim consolidated financial statements are consistent with those followed in the preparation of the Group’s consolidated financial statements for the fiscal year ended March 31, 2020.
For the six months ended September 30, 2020, a number of amendments to standards have become effective; however, they have not resulted in any material impact on the Group’s interim consolidated financial statements.
Recent Accounting Pronouncements
The Group is currently assessing the impact of the following standards, amendments to standards, and interpretations that are not yet effective and have not been early adopted:
Sale or Contribution of Assets between an Investor and its Associate or Joint Venture (Amendments to IFRS 10 and IAS 28)
In September 2014, the IASB issued the narrow-scope amendments to IFRS 10 “Consolidated Financial Statements” and IAS 28 “Investments in Associates and Joint Ventures” to address an acknowledged inconsistency between the requirements in IFRS 10 and those in IAS 28, in dealing with the sale or contribution of assets between an investor and its associate or joint venture. The effective date of applying the amendments was January 1, 2016 when they were originally issued, however, in December 2015, the IASB issued
Effective Date of Amendments to IFRS 10 and IAS 28
to remove the effective date and indicated that a new effective date will be determined at a future date when it has finalized revisions, if any, that result from its research project on the equity accounting. The Group is currently evaluating the potential impact that the adoption of the amendments will have on its consolidated financial statements.
Covid-19-Related
Rent Concessions (Amendment to IFRS 16)
In May 2020, the IASB issued an amendment to IFRS 16 “Leases” to make it easier for lessees to account for
COVID-19-related
rent concessions such as rent holidays and temporary rent reductions. The amendment exempts lessees to assess whether rent concessions occurring as a direct consequence of the
COVID-19
pandemic are lease modifications and allows lessees to account for such rent concessions as if they were not lease modifications. The amendment is effective for annual periods beginning on or after June 1, 2020 and is not expected to have a material impact on the Group’s consolidated financial statements.
Interest Rate Benchmark Reform—Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4
and IFRS 16)
In August 2020, the IASB issued “Interest Rate Benchmark Reform—Phase 2: Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16” in response to the reform of interest rate benchmarks such as interbank offered rates (“IBORs”). The amendments supplement the amendments to
IFRS 9 “Financial Instruments,” IAS 39 “Financial Instruments: Recognition and Measurement” and IFRS 7 “Financial Instruments: Disclosures” issued in 2019 and focus on the effects on entities’ financial statements when entities replace the previous interest rate benchmark with an alternative interest rate benchmark as a result of the reform. The amendments support entities in applying the standards when changes are made to contractual cash flows or hedging relationships because of the reform and providing useful information to users of financial statements. The amendments are effective for annual periods beginning on or after January 1, 2021, with early adoption permitted. The Group is currently assessing the effects and timing of the adoption of the amendments.
Reference to the Conceptual Framework (Amendments to IFRS 3)
In May 2020, the IASB issued narrow-scope amendments to IFRS 3 “Business Combinations” to update a reference in IFRS 3 to the “Conceptual Framework for Financial Reporting” without changing the accounting requirements for business combinations. The amendments are effective for annual periods beginning on or after January l, 2022. The Group is currently evaluating the potential impact that the adoption of the amendments will have on its consolidated financial statements.
Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16)
In May 2020, the IASB issued narrow-scope amendments to IAS 16 “Property, Plant and Equipment.” The amendments prohibit an entity from deducting from the cost of property, plant and equipment amounts received from selling items produced while the entity is preparing the asset for its intended use. Instead, an entity will recognize such sales proceeds and related cost in profit or loss. The amendments are effective for annual periods beginning on or after January l, 2022. The Group is currently evaluating the potential impact that the adoption of the amendments will have on its consolidated financial statements.
Onerous Contracts: Cost of Fulfilling a Contract (Amendments to IAS 37)
In May 2020, the IASB issued narrow-scope amendments to IAS 37 “Provisions, Contingent Liabilities and Contingent Assets” to specify which costs an entity includes when assessing whether a contract will be loss-making. The amendments are effective for annual periods beginning on or after January l, 2022. The Group is currently evaluating the potential impact that the adoption of the amendments will have on its consolidated financial statements.
Annual Improvements to IFRSs 2018–2020
In May 2020, the IASB issued Annual Improvements to IFRSs 2018-2020, which is amendments to IFRS 1 “First-time Adoption of International Financial Reporting Standards,” IFRS 9 , IAS 41 “Agriculture” and the “Illustrative Examples” accompanying IFRS 16. These are minor amendments that clarify, simplify or remove redundant wordings in the standards. The amendments are effective for annual periods beginning on or after January l, 2022. The Group is currently evaluating the potential impact that the adoption of the amendments will have on its consolidated financial statements.
IFRS 17 “Insurance Contracts”
In May 2017, the IASB published IFRS 17 “Insurance Contracts,” which establishes principles for the recognition, measurement, presentation and disclosure of insurance contracts, replacing IFRS 4 “Insurance Contracts.” IFRS 4 provided entities dispensation to carry on accounting for insurance contracts using national accounting standards, resulting in a multitude of different approaches. IFRS 17 requires all insurance contracts to be accounted for in a consistent manner. Insurance obligations will be accounted for by using present values instead of historical cost.
In June 2020, the IASB issued amendments to IFRS 17 to help entities implement the standard and make it easier for them to explain their financial performance. The fundamental principles introduced when the IASB first issued IFRS 17 in May 2017 remain unaffected. The mandatory effective date of applying IFRS 17 was January 1, 2021 when it was originally issued but deferred to annual periods beginning on or after January 1, 2023. The Group is currently evaluating the potential impact that the adoption of the standard will have on its consolidated financial statements.
Classification of Liabilities as Current or
Non-current
(Amendments to IAS 1)
In January 2020, the IASB issued narrow-scope amendments to IAS 1 “Presentation of Financial Statements” to clarify how to classify debt and other liabilities as current or non-current.
The amendments make it easier for entities to determine whether, in the statement of financial position, debt and other liabilities with an uncertain settlement date should be classified as current or non-current.
The effective date of applying the amendments was January l, 2022 when they were originally issued, however, in July 2020, the IASB issued an amendment which defers the effective date to annual periods beginning on or after January 1, 2023. The Group is currently evaluating the potential impact that the adoption of the standard will have on its consolidated financial statements.